Retirement Plans - Additional Information (Detail) $ in Millions	12 Months Ended
	Jan. 02, 2016 USD ($)	Jan. 03, 2015 USD ($)	Dec. 28, 2013 USD ($)
Schedule Of Other Postretirement Benefits [Line Items]
Deferred compensation agreement, minimum	15 years
Deferred compensation agreement, maximum	18 years
Cash surrender value of life insurance	$ 64.6	$ 59.5
Defined contribution plan cost recognized	4.6	4.7	$ 4.8
Defined contribution plan at foreign subsidiary	1.5	1.2	$ 1.5
Deferred recognized compensation liability	1.9	2.2
Accumulated benefit obligations for all defined benefit pension plans and the SERP	375.5	412.3
Prior service cost expected to be recognized in net periodic pension expense	0.1
Actuarial loss included in accumulated other comprehensive income (loss)	$ 4.9
Amortization of Unrecognized net actuarial losses exceeding certain corridors period	5 years
Equity securities [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Target investment allocation	65.00%
Fixed income securities [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Target investment allocation	35.00%
Pension [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Number Of Retirement Plans	3
Expected contributions to defined benefit plans	$ 1.5
Defined Contribution Plan Type [Domain]
Schedule Of Other Postretirement Benefits [Line Items]
Number Of Retirement Plans	2
SERP [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Cash surrender value of life insurance	$ 58.4	$ 53.4
Expected contributions to defined benefit plans	$ 3.9